Other Non-current Assets	12 Months Ended
Dec. 31, 2018
Other Non-current Assets
Other Non-current Assets	11. Other Non-current Assets

	As of December 31,
	2017	2018
	RMB	RMB
Rental and other deposits	3,955	3,217
Other prepayments	3,955	12,950
Others	175	2,863
Other Non-current Assets	8,085	19,030